Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

Service provided to related parties

The amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) were entered into with Leju, a subsidiary of E-House, and such amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March 2014, when the License Agreement was extended for another ten years.  Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under the straight-line method until 2024.  For the years ended December 31, 2015, 2016 and 2017, the Company recorded $10.4 million revenue from License Agreements from such deferred revenue account, respectively. As of December 31, 2016 and 2017,  the total amount of deferred revenue from Leju  was  $75.0 million and $64.5 million, respectively, which includes $64.5 million and $54.1 million of non-current portion of deferred revenue, respectively.

Based on the amended and restated advertising agency agreements with Leju, agency fees and advertising revenue earned from Leju for 2015, 2016 and 2017, generated from the sales of advertising through SINA were amounting to $4.9 million, $9.3 million and $16.1 million, respectively. As of December 31, 2016 and 2017, receivables due from Leju were $1.4 million and $1.5 million, respectively.

On April 29, 2013, affiliated entities of the Company formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Alibaba purchased advertising from the Company and continued to do so subsequently. For 2015, the Company recognized a total of $186.0 million in advertising and marketing services revenue from Alibaba under the strategic alliance. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016 and recorded $82.0 million and $91.6 million in advertising and marketing revenues from Alibaba in 2016 and 2017. As of December 31, 2016 and 2017, the Company had an amount due from Alibaba of $26.2 million and $43.7 million, respectively.

Revenues from related parties, excluding those from Leju and Alibaba, represented approximately 3.9%, 4.6% and 5.9% of net total revenues for 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the Company had accounts receivable due from related parties other than Leju and Alibaba of $33.3 million and $29.8 million, which represented approximately 15.8% and 10.4% of total net accounts receivable, respectively.

Service purchased from related parties

Transactions with related parties included in cost and operating expenses represented 2.5%, 4.4%, and 4.4% of total cost and operating expenses for 2015, 2016 and 2017, respectively.

One of the Company’s subsidiaries entered into an agreement with BroadVision Inc. (“BroadVision”) whose Chairman, Chief Executive Officer and President Pehong Chen is a director of SINA in the presented periods and resigned in January 2016.  Therefore, BroadVision is no longer a related party of the Company since 2016. Under this agreement, BroadVision provides HR information management hosting service, including software subscription, system upgrade and technical support. For 2015, services fees to BroadVision are approximately $175,000.

The Company believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

Shares Issuance to Management

On November 6, 2015, the Company completed an issuance of 11,000,000 ordinary shares to New Wave MMXV Limited (“New Wave”), a holding company that holds ordinary shares on behalf of our senior management and controlled by Mr. Charles Chao, Chairman and chief executive officer (“CEO”) of the Company, for an aggregate price of $456,390,000 pursuant to a legally binding subscription agreement signed in June 2015.  The shares acquired in this transaction are subject to a contractual lock-up restriction for six months after the closing on November 6, 2015.  The per share purchase price of US$41.49 represents the average closing trading price of SINA’s ordinary shares for the 30 trading days ended May 29, 2015, the last trading day before the signing of the subscription agreement. No stock-based compensation expenses arose from this placement.

On November 6, 2017, the Company entered into a share subscription agreement with New Wave, which held 7,944,386 ordinary shares of the Company then. Pursuant to the agreement,  the Company issued to New Wave 7,150 newly created class A preference shares with 10,000 votes per share initially (the “Class A Preference Shares”), at par value of US$1.00 per share.  Immediately following the share issuance, New Wave’s aggregate voting power in the Company increased from approximately 11.1% to approximately 55.5%. The Class A Preference Shares have no economic rights and no participant rights to any dividend, and as a result, the Company concluded that the transfer of economic benefits from the Company or shareholders to New Wave and the fair value of these Class A Preferred Shares was immaterial.

See Note 15 to Consolidated Financial statements Shares Issuance to Management.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company had no material loan and interest income /expense with related parties for the years ended December 31, 2015, 2016 and 2017.